General - Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 526	$ 267
Trade receivables	555	1,200
Other accounts receivable and prepaid expenses	42	61
Inventories	401	940
Property, plant and equipment, net		319
Total assets of discontinued operations	1,524	2,787
Trade payables	55	4
Accrued expenses and other liabilities	311	324
Total liabilities of discontinued operations	$ 366	$ 328